091-09153

For Internal Use Only Sec File No. 9-	Submit 1 Original and 4 copies	OMB APPROVAL OMB Number: 3235-0504 Expires July 31, 2004 Estimated average burden hours per response. . 2.00

[redacted]

10047786

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Invesco PowerShares Capital Mgmt LLC

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:
PBP: CBOE S&P 500 BuyWrite Index; PEY: Mergent Dividend Acheivers 50 Index; PFM: Broad Dividend Achievers Index; PGF: Well Fargo Hybrid & Preferred Securities Financial Index; PGX: BofA Merrill Lynch Core Fixed Rate Preferred Securities Index; PIQ: Top 200 Dynamic Intellidex; PIV: Value Line Timeliness Select Index; PJF: Dynamic Large Cap Intellidex Index; PJG: Dynamic Mid Cap Intellidex Index; PJM: Dynamic Small Cap Intellidex Index; PKW: Share Buyback Achievers Index; PMA: Russell Top 200 Index; PQY: NASDAQ 100 Index; PQZ: S&P 500 Index; PRF: FTSE RAFI US 1000 Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 15 indexes referred to in item 4 above are Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
PBP, PEY, PFM, PGF, PGX, PIQ, PIV, PJF, PJG, PJM, PKW, PMA, PQY, PQZ, PRF

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

PBP: AMEX, ARCA, NASDAQ, NYSE; PEY: AMEX, ARCA, NASDAQ, NYSE; PFM: AMEX, ARCA, NASDAQ, NYSE; PGF: AMEX, ARCA, NASDAQ, NYSE; PGX: AMEX, ARCA, NASDAQ, NYSE; PIQ: AMEX, ARCA, NASDAQ, NYSE; PIV: AMEX, ARCA, NASDAQ, NYSE; PJF: AMEX, ARCA, NASDAQ, NYSE; PJG: AMEX, ARCA, NASDAQ, NYSE; PJM: AMEX, ARCA, NASDAQ, NYSE; PKW: AMEX, ARCA, NASDAQ, NYSE; PMA: AMEX, ARCA, NASDAQ, NYSE; PQY: AMEX, ARCA, NASDAQ, NYSE; PQZ: AMEX, ARCA, NASDAQ, NYSE; PRF: AMEX, ARCA, NASDAQ, NYSE

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**20-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 23 2010